Non-Current Deferred liabilities	12 Months Ended
Dec. 31, 2020
Non-Current Deferred liabilities [Abstract]
Non-Current Deferred liabilities
19.	Non-Current Deferred liabilities

	2020 £’000	2019 £’000
Deferred revenue	24,868	47,961
	24,868	47,961

Deferred revenue is in respect of the upfront fee and development milestones payments received from collaboration agreements in advance of services performed by the Group (see Note 2).